Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 5.2%
Security	Principal Amount (000's omitted)	Value
Alinea CLO Ltd.:
Series 2018-1A, Class D, 8.679%, (3 mo. SOFR + 3.362%), 7/20/31(1)(2)	$2,500	$ 2,493,820
Series 2018-1A, Class E, 11.579%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	3,000	2,907,228
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.811%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	3,525	3,247,991
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 12.486%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	5,000	4,734,905
Apidos CLO XX Ltd., Series 2015-20A, Class DR, 11.276%, (3 mo. SOFR + 5.962%), 7/16/31(1)(2)	2,375	2,287,365
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 13.558%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,675	1,691,418
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.014%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,937,195
ARES XLIX CLO Ltd., Series 2018-49A, Class D, 8.579%, (3 mo. SOFR + 3.262%), 7/22/30(1)(2)	2,500	2,480,842
ARES XXXIIR CLO Ltd.:
Series 2014-32RA, Class C, 8.541%, (3 mo. SOFR + 3.162%), 5/15/30(1)(2)	5,000	4,925,600
Series 2014-32RA, Class D, 11.491%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	1,000	946,080
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 11.276%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,000	3,797,260
Bain Capital Credit CLO Ltd., Series 2018-1A, Class D, 8.277%, (3 mo. SOFR + 2.962%), 4/23/31(1)(2)	5,000	4,857,145
Barings CLO Ltd.:
Series 2015-1A, Class DR, 8.179%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,466,530
Series 2018-1A, Class C, 8.176%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,421,351
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 12.529%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,605,384
Battalion CLO XXIII Ltd., Series 2022-23A, Class D, 9.264%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,503,818
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class D, 11.529%, (3 mo. SOFR + 6.212%), 4/20/31(1)(2)	3,500	3,509,702
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 11.179%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,086,273
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class D, 8.179%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	$1,500	$ 1,477,002
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class E, 12.278%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	2,250	2,259,464
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class ER, 11.926%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	1,750	1,725,689
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 12.248%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,003,040
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.426%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	3,000	3,013,266
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 8.479%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,467,833
Series 2018-1A, Class D, 11.229%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,525	2,407,699
BlueMountain CLO Ltd.:
Series 2015-3A, Class CR, 8.179%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	5,000	4,848,390
Series 2015-3A, Class DR, 10.979%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	3,000	2,745,387
Series 2016-3A, Class DR, 8.741%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,445,958
Series 2016-3A, Class ER, 11.591%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,404,918
Series 2018-1A, Class D, 8.629%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,356,250
Series 2018-1A, Class E, 11.529%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,755,904
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 12.419%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,250	1,216,830
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.709%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,962,242
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 12.014%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,922,496
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 12.459%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,470,273
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class E, 13.068%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	2,007,388
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 11.404%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	5,250	5,278,082
Series 2023-21A, Class D, 10.935%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	4,475	4,556,360

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 11.276%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	$4,875	$ 4,534,857
Series 2016-1A, Class ER, 11.326%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,725,368
Series 2016-2A, Class ER, 11.576%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,249,368
Series 2018-1A, Class D, 8.476%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	2,928,663
Series 2018-1A, Class E, 11.326%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,586,441
Series 2019-2A, Class ER, 12.326%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,500	1,455,548
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 8.379%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	4,925,000
Series C17A, Class DR, 11.579%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,352,100
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 9.076%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,502,640
Series 2012-3A, Class DR2, 12.076%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,441,067
Series 2014-3RA, Class C, 8.531%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	973,371
Series 2014-3RA, Class D, 10.981%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,007,737
Series 2014-4RA, Class C, 8.476%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,750	2,672,139
Series 2014-4RA, Class D, 11.226%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,422,770
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 11.914%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,912,508
Series 2022-6A, Class DR, 10.075%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,800	2,826,858
CarVal CLO IV Ltd., Series 2021-1A, Class E, 12.179%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,002,555
CIFC Funding Ltd., Series 2022-4A, Class D, 8.864%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,753,764
Crown City CLO I, Series 2020-1A, Class DR, 12.579%, (3 mo. SOFR + 7.262%), 7/20/34(1)(2)	250	244,111
Dryden CLO Ltd.:
Series 2018-55A, Class D, 8.426%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,455,080
Series 2018-55A, Class E, 10.976%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,862,956
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 8.176%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	7,000	6,749,442
Series 2015-41A, Class ER, 10.876%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,141,710
Security	Principal Amount (000's omitted)	Value
Dryden Senior Loan Fund: (continued)
Series 2016-42A, Class DR, 8.506%, (3 mo. SOFR + 3.192%), 7/15/30(1)(2)	$2,500	$ 2,450,000
Series 2016-42A, Class ER, 11.126%, (3 mo. SOFR + 5.812%), 7/15/30(1)(2)	3,500	3,261,681
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, 11.668%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,956,306
Elmwood CLO 17 Ltd., Series 2022-4A, Class E, 12.467%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	2,010,048
Empower CLO Ltd., Series 2023-2A, Class D, 10.714%, (3 mo. SOFR + 5.40%), 7/15/36(1)(2)	2,000	2,007,472
Galaxy XIX CLO Ltd., Series 2015-19A, Class D1R, 12.11%, (3 mo. SOFR + 6.792%), 7/24/30(1)(2)	2,000	1,927,826
Galaxy XXV CLO Ltd.:
Series 2018-25A, Class D, 8.686%, (3 mo. SOFR + 3.362%), 10/25/31(1)(2)	2,500	2,502,610
Series 2018-25A, Class E, 11.536%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	3,500	3,400,344
Golub Capital Partners 48 LP, Series 2020-48A, Class D, 9.378%, (3 mo. SOFR + 4.062%), 4/17/33(1)(2)	2,000	1,970,752
Golub Capital Partners CLO 37B Ltd.:
Series 2018-37A, Class D, 8.879%, (3 mo. SOFR + 3.562%), 7/20/30(1)(2)	4,000	3,968,364
Series 2018-37A, Class E, 11.329%, (3 mo. SOFR + 6.012%), 7/20/30(1)(2)	4,750	4,763,989
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 12.279%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,250	1,242,454
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 12.396%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	2,500	2,511,220
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 12.519%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,958,962
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.979%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,003,849
ICG U.S. CLO Ltd.:
Series 2018-2A, Class D, 8.679%, (3 mo. SOFR + 3.362%), 7/22/31(1)(2)	2,000	1,919,842
Series 2018-2A, Class E, 11.329%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	3,000	2,750,898
Madison Park Funding LIX Ltd., Series 2021-59A, Class E, 12.16%, (3 mo. SOFR + 6.862%), 1/18/34(1)(2)	1,550	1,557,578
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 12.364%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,506,487

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 9.558%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	$2,000	$ 1,948,958
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.499%, (3 mo. SOFR + 6.182%), 10/21/30(1)(2)	2,000	1,984,594
Neuberger Berman CLO XXII Ltd.:
Series 2016-22A, Class DR, 8.678%, (3 mo. SOFR + 3.362%), 10/17/30(1)(2)	2,500	2,498,140
Series 2016-22A, Class ER, 11.638%, (3 mo. SOFR + 6.322%), 10/17/30(1)(2)	3,000	3,008,187
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class E, 11.179%, (3 mo. SOFR + 5.862%), 4/20/30(1)(2)	1,950	1,945,466
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 11.825%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,600	2,592,291
OCP CLO Ltd.:
Series 2022-24A, Class D, 9.118%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	497,394
Series 2022-24A, Class E, 12.738%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	1,002,594
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.428%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	1,425	1,429,433
Series 2015-1A, Class DR4, 12.129%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,992,300
Series 2018-1A, Class D, 10.71%, (3 mo. SOFR + 5.412%), 4/18/31(1)(2)	2,000	1,975,658
Series 2018-2A, Class D, 11.176%, (3 mo. SOFR + 5.862%), 7/16/31(1)(2)	2,000	2,005,912
Series 2021-2A, Class E, 11.926%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,004,985
Series 2022-1A, Class E, 11.668%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	5,500	5,513,948
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.28%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,244,246
RAD CLO 11 Ltd., Series 2021-11A, Class E, 11.826%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	750	746,873
RAD CLO 14 Ltd., Series 2021-14A, Class E, 12.076%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	1,050	1,046,139
Regatta XIII Funding Ltd.:
Series 2018-2A, Class C, 8.676%, (3 mo. SOFR + 3.362%), 7/15/31(1)(2)	2,500	2,499,097
Series 2018-2A, Class D, 11.526%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,701,525
Regatta XIV Funding Ltd.:
Series 2018-3A, Class D, 8.786%, (3 mo. SOFR + 3.462%), 10/25/31(1)(2)	2,500	2,503,595
Series 2018-3A, Class E, 11.536%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	2,000	1,937,474
Security	Principal Amount (000's omitted)	Value
Regatta XV Funding Ltd., Series 2018-4A, Class D, 12.086%, (3 mo. SOFR + 6.762%), 10/25/31(1)(2)	$2,875	$ 2,802,369
Upland CLO Ltd.:
Series 2016-1A, Class CR, 8.479%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,419,949
Series 2016-1A, Class DR, 11.479%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,059,667
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.779%, (3 mo. SOFR + 3.462%), 7/20/31(1)(2)	2,500	2,404,935
Series 2018-9A, Class D, 11.829%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	3,500	2,901,059
Vibrant CLO X Ltd.:
Series 2018-10A, Class C, 8.829%, (3 mo. SOFR + 3.512%), 10/20/31(1)(2)	5,000	5,005,000
Series 2018-10A, Class D, 11.769%, (3 mo. SOFR + 6.452%), 10/20/31(1)(2)	5,000	5,012,500
Voya CLO Ltd.:
Series 2014-1A, Class DR2, 11.56%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	3,250	3,003,302
Series 2015-3A, Class CR, 8.729%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,368,330
Series 2015-3A, Class DR, 11.779%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	4,790,285
Series 2016-3A, Class CR, 8.81%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	1,904,282
Series 2016-3A, Class DR, 11.64%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,089,948
Webster Park CLO Ltd.:
Series 2015-1A, Class CR, 8.479%, (3 mo. SOFR + 3.162%), 7/20/30(1)(2)	2,000	1,975,594
Series 2015-1A, Class DR, 11.079%, (3 mo. SOFR + 5.762%), 7/20/30(1)(2)	2,500	2,443,590
Wellfleet CLO Ltd.:
Series 2021-3A, Class E, 12.676%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	1,050	976,746
Series 2022-1A, Class D, 9.454%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	1,001,334
Series 2022-1A, Class E, 13.174%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,300	2,220,903
Series 2022-2A, Class E, 13.858%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	1,000	1,004,194
Total Asset-Backed Securities (identified cost $311,302,673)		$ 303,083,909

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Common Stocks — 1.0%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	168	$ 0
		$ 0
Chemicals — 0.0%
Flint Campfire Topco Ltd., Class A(3)(4)(5)	4,095,976	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	199,603	$ 4,191,663
Phoenix Services International LLC(4)(5)	291,132	2,765,754
Phoenix Services International LLC(4)(5)	26,562	252,339
		$ 7,209,756
Containers and Glass Products — 0.0%(6)
LG Parent Holding Co.(4)(5)	342,076	$ 2,095,215
		$ 2,095,215
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	50,519	$ 708,276
		$ 708,276
Entertainment — 0.0%(6)
New Cineworld Ltd.(4)(5)	113,548	$ 1,717,414
		$ 1,717,414
Health Care — 0.2%
Akorn Holding Co. LLC(3)(4)(5)	792,089	$ 0
Envision Parent, Inc.(4)(5)	953,838	10,015,299
		$ 10,015,299
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	1,401,999	$ 11,566,492
Serta SSB Equipment Co.(3)(4)(5)	1,401,999	0
		$ 11,566,492
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	138,671	$ 334,544
Jubilee Topco Ltd., Class A(3)(4)(5)	2,563,805	0
		$ 334,544
Security	Shares	Value
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., Class A(4)(5)	116,152	$ 9,626,097
		$ 9,626,097
Oil and Gas — 0.0%(6)
AFG Holdings, Inc.(3)(4)(5)	281,241	$ 618,730
McDermott International Ltd.(4)(5)	1,382,889	348,073
		$ 966,803
Pharmaceuticals — 0.2%
Covis Midco 1 SARL, Class A(4)(5)	8,349	$ 4,258
Covis Midco 1 SARL, Class B(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class C(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class D(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class E(4)(5)	8,349	4,258
Mallinckrodt International Finance SA(4)(5)	307,065	11,361,405
		$ 11,382,695
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Feed Service, Inc.(3)(4)(5)	2,960	$ 188,903
		$ 188,903
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	390,679	$ 0
		$ 0
Utilities — 0.1%
Longview Intermediate Holdings C LLC, Class A(4)(5)	359,046	$ 2,897,502
		$ 2,897,502
Total Common Stocks (identified cost $100,239,338)		$ 58,708,996

Corporate Bonds — 11.4%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.4%
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	$ 1,491,013
6.75%, 8/15/28(1)	3,825	3,892,370
6.875%, 12/15/30(1)	19,500	19,973,362
		$ 25,356,745

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)		14,475	$ 14,328,527
5.75%, 4/20/29(1)		14,475	14,229,504
United Airlines, Inc.:
4.375%, 4/15/26(1)		5,050	4,876,056
4.625%, 4/15/29(1)		5,050	4,675,581
			$ 38,109,668
Automotive — 0.2%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)		2,650	$ 2,711,419
Clarios Global LP, 6.75%, 5/15/25(1)		2,183	2,183,126
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)		4,478	4,444,736
			$ 9,339,281
Building and Development — 0.0%(6)
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		1,100	$ 1,086,149
			$ 1,086,149
Business Equipment and Services — 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,475	$ 2,441,028
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)		18,725	16,889,087
4.625%, 6/1/28(1)		25,575	23,040,773
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)		4,175	4,177,030
			$ 46,547,918
Chemicals — 0.6%
INEOS Finance PLC:
3.375%, 3/31/26(1)	EUR	2,000	$ 2,142,434
7.50%, 4/15/29(1)(7)		10,575	10,516,837
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)		10,050	9,183,590
7.125%, 10/1/27(1)		1,075	1,079,988
9.75%, 11/15/28(1)		11,400	12,075,159
			$ 34,998,008
Commercial Services — 0.5%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		21,600	$ 20,649,066
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		10,525	10,876,851
			$ 31,525,917
Security	Principal Amount* (000's omitted)	Value
Containers & Packaging — 0.3%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)	6,325	$ 5,903,217
4.375%, 10/15/28(1)	10,100	9,433,400
		$ 15,336,617
Diversified Financial Services — 0.4%
AG Issuer LLC, 6.25%, 3/1/28(1)	11,581	$ 11,448,734
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	3,350	3,480,492
Aretec Group, Inc., 10.00%, 8/15/30(1)	5,375	5,811,838
		$ 20,741,064
Diversified Telecommunication Services — 1.1%
Altice France SA:
5.125%, 1/15/29(1)	1,600	$ 1,185,365
5.125%, 7/15/29(1)	55,000	40,258,889
5.50%, 10/15/29(1)	6,455	4,763,817
Level 3 Financing, Inc., 3.875%, 11/15/29(1)	11,175	11,091,188
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,819,038
		$ 64,118,297
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	10,050	$ 9,280,354
		$ 9,280,354
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	6,025	$ 5,924,924
		$ 5,924,924
Electronics/Electrical — 0.4%
GoTo Group, Inc., 5.50%, 9/1/27(1)	12,010	$ 4,954,202
Imola Merger Corp., 4.75%, 5/15/29(1)	20,200	18,824,266
		$ 23,778,468
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)(7)	5,275	$ 5,336,776
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,412	2,234,115
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,208	1,214,644
		$ 8,785,535
Health Care — 0.8%
Medline Borrower LP, 3.875%, 4/1/29(1)	25,150	$ 22,792,905

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Health Care (continued)
Tenet Healthcare Corp., 4.25%, 6/1/29	25,375	$ 23,578,135
		$ 46,371,040
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	37,975	$ 35,151,069
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,425	2,448,001
		$ 37,599,070
Household Products — 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	16,969	$ 16,418,806
		$ 16,418,806
Insurance — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27(1)	700	$ 651,759
NFP Corp.:
4.875%, 8/15/28(1)	5,545	5,505,215
7.50%, 10/1/30(1)	3,350	3,521,129
8.50%, 10/1/31(1)	10,725	11,809,829
		$ 21,487,932
Internet Software & Services — 0.3%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	15,225	$ 15,526,135
		$ 15,526,135
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	3,475	$ 3,447,287
NCL Corp. Ltd., 5.875%, 2/15/27(1)	22,375	22,059,309
		$ 25,506,596
Machinery — 0.4%
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 2/15/29(1)(7)	10,500	$ 10,500,000
Madison IAQ LLC, 4.125%, 6/30/28(1)	12,300	11,314,811
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,778,648
		$ 26,593,459
Media — 0.4%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,975	$ 2,226,282
5.25%, 8/15/27(1)	2,500	1,942,854
6.375%, 5/1/26	1,159	997,231
Security	Principal Amount* (000's omitted)	Value
Media (continued)
iHeartCommunications, Inc.: (continued)
8.375%, 5/1/27	2,101	$ 1,304,425
Univision Communications, Inc.:
4.50%, 5/1/29(1)	10,075	8,960,215
7.375%, 6/30/30(1)	10,000	9,813,621
		$ 25,244,628
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	12,175	$ 12,182,220
		$ 12,182,220
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	6,000	$ 5,323,800
		$ 5,323,800
Real Estate Investment Trusts (REITs) — 0.3%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	7,493	$ 7,394,798
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	7,925	7,712,808
		$ 15,107,606
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	6,790	$ 6,218,112
		$ 6,218,112
Retailers (Except Food and Drug) — 0.0%(6)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,575	$ 1,472,638
		$ 1,472,638
Software — 0.6%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,850	$ 4,862,718
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	12,100	11,462,954
UKG, Inc., 6.875%, 2/1/31(1)(7)	10,525	10,656,563
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	6,850	5,859,747
		$ 32,841,982
Technology — 0.4%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	12,575	$ 11,599,447

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Technology (continued)
NCR Atleos Corp., 9.50%, 4/1/29(1)	8,700	$ 9,339,624
		$ 20,939,071
Telecommunications — 0.3%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	10,450	$ 9,204,255
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	10,575	9,256,580
		$ 18,460,835
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd./Digicel International Holdings Ltd., 9.00%, 5/25/27	7,252	$ 6,760,628
		$ 6,760,628
Total Corporate Bonds (identified cost $710,294,354)		$ 668,983,503

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	384,000	$ 16,112,640
Total Exchange-Traded Funds (identified cost $17,625,066)		$ 16,112,640

Senior Floating-Rate Loans — 108.4%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.1%
Aernnova Aerospace SAU:
Term Loan, 6.916%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,071	$ 1,146,314
Term Loan, 6.955%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,179	4,470,625
AI Convoy (Luxembourg) SARL, Term Loan, 7.612%, (3 mo. EURIBOR + 3.75%), 1/18/27	EUR	4,300	4,626,099
Dynasty Acquisition Co., Inc.:
Term Loan, 9.333%, (SOFR + 4.00%), 8/24/28		37,149	37,240,223
Term Loan, 9.333%, (SOFR + 4.00%), 8/24/28		15,921	15,960,095
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		1,184	933,018
TransDigm, Inc.:
Term Loan, 8.598%, (SOFR + 3.25%), 2/22/27		29,371	29,423,348
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
TransDigm, Inc.: (continued)
Term Loan, 8.598%, (SOFR + 3.25%), 8/24/28		30,892	$ 30,948,938
			$ 124,748,660
Airlines — 0.5%
American Airlines, Inc., Term Loan, 10.329%, (SOFR + 4.75%), 4/20/28		30,600	$ 31,398,048
			$ 31,398,048
Apparel & Luxury Goods — 0.4%
Gloves Buyer, Inc., Term Loan, 9.447%, (SOFR + 4.00%), 12/29/27		18,214	$ 18,168,215
Hanesbrands, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 3/8/30		5,434	5,401,671
			$ 23,569,886
Auto Components — 2.4%
Adient U.S. LLC, Term Loan, 8.083%, (SOFR + 2.75%), 1/31/31		9,238	$ 9,260,689
Autokiniton U.S. Holdings, Inc., Term Loan, 9.45%, (SOFR + 4.00%), 4/6/28		22,232	22,273,277
Clarios Global LP, Term Loan, 7.103%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	21,261	23,066,422
DexKo Global, Inc.:
Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,604	3,883,965
Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	8,046	8,670,524
Term Loan, 9.36%, (SOFR + 3.75%), 10/4/28		14,222	14,158,486
Garrett LX I SARL, Term Loan, 8.824%, (SOFR + 3.25%), 4/30/28		6,256	6,276,851
Garrett Motion, Inc., Term Loan, 9.813%, (SOFR + 4.50%), 4/30/28		9,429	9,452,143
LSF12 Badger Bidco LLC, Term Loan, 11.333%, (SOFR + 6.00%), 8/30/30		4,000	3,997,500
LTI Holdings, Inc.:
Term Loan, 8.947%, (SOFR + 3.50%), 9/6/25		8,051	7,872,993
Term Loan, 10.197%, (SOFR + 4.75%), 7/24/26		8,584	8,377,664
RealTruck Group, Inc.:
Term Loan, 8.947%, (SOFR + 3.50%), 1/31/28		13,875	13,684,915
Term Loan, 10.447%, (SOFR + 5.00%), 1/31/28		8,950	8,826,938
			$ 139,802,367

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Automobiles — 1.0%
Bombardier Recreational Products, Inc., Term Loan, 8.074%, (SOFR + 2.75%), 1/22/31	35,097	$ 35,089,764
MajorDrive Holdings IV LLC:
Term Loan, 9.61%, (SOFR + 4.00%), 6/1/28	20,310	20,198,544
Term Loan, 10.998%, (SOFR + 5.50%), 6/1/29	1,492	1,499,867
		$ 56,788,175
Beverages — 0.7%
Arterra Wines Canada, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 11/24/27	3,396	$ 3,187,634
City Brewing Co. LLC, Term Loan, 9.078%, (SOFR + 3.50%), 4/5/28	17,156	13,103,098
Triton Water Holdings, Inc., Term Loan, 8.86%, (SOFR + 3.25%), 3/31/28	25,450	25,066,918
		$ 41,357,650
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 7.951%, (SOFR + 2.50%), 3/12/26	12,670	$ 12,653,790
Alltech, Inc., Term Loan, 9.447%, (SOFR + 4.00%), 10/13/28	6,825	6,781,957
Grifols Worldwide Operations USA, Inc., Term Loan, 7.538%, (SOFR + 2.00%), 11/15/27	9,244	9,022,062
		$ 28,457,809
Building Products — 1.0%
Cornerstone Building Brands, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 4/12/28	17,921	$ 17,817,694
CPG International, Inc., Term Loan, 7.933%, (SOFR + 2.50%), 4/28/29	12,763	12,764,720
LHS Borrower LLC, Term Loan, 10.183%, (SOFR + 4.75%), 2/16/29	6,680	6,273,262
MI Windows & Doors LLC, Term Loan, 8.933%, (SOFR + 3.50%), 12/18/27	6,334	6,342,266
Standard Industries, Inc., Term Loan, 7.701%, (SOFR + 2.25%), 9/22/28	12,977	12,980,130
		$ 56,178,072
Capital Markets — 5.7%
Advisor Group, Inc., Term Loan, 9.833%, (SOFR + 4.50%), 8/17/28	31,480	$ 31,487,051
AllSpring Buyer LLC, Term Loan, 8.887%, (SOFR + 3.25%), 11/1/28	8,209	8,185,546
Aretec Group, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 8/9/30	36,322	36,399,914
Brookfield Property REIT, Inc., Term Loan, 7.933%, (SOFR + 2.50%), 8/27/25	5,144	5,132,111
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
CeramTec AcquiCo GmbH, Term Loan, 7.455%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	14,461	$ 15,584,978
Citco Funding LLC, Term Loan, 8.422%, (SOFR + 3.25%), 4/27/28		10,399	10,440,096
Clipper Acquisitions Corp., Term Loan, 7.21%, (SOFR + 1.75%), 3/3/28		7,775	7,765,605
Edelman Financial Center LLC, Term Loan, 8.947%, (SOFR + 3.50%), 4/7/28		22,226	22,142,199
EIG Management Co. LLC, Term Loan, 9.183%, (SOFR + 3.75%), 2/22/25		2,663	2,662,563
FinCo I LLC, Term Loan, 8.313%, (SOFR + 3.00%), 6/27/29		16,243	16,282,294
Focus Financial Partners LLC:
Term Loan, 7.837%, (SOFR + 2.50%), 6/30/28		10,803	10,791,726
Term Loan, 8.083%, (SOFR + 2.75%), 6/30/28		42,342	42,231,245
Franklin Square Holdings LP, Term Loan, 7.683%, (SOFR + 2.25%), 8/1/25		6,467	6,466,647
Guggenheim Partners LLC, Term Loan, 8.598%, (SOFR + 3.25%), 12/12/29		32,271	32,323,941
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28		12,756	12,755,923
Hudson River Trading LLC, Term Loan, 8.447%, (SOFR + 3.00%), 3/20/28		13,661	13,567,951
LPL Holdings, Inc., Term Loan, 7.206%, (SOFR + 1.75%), 11/12/26		19,104	19,123,099
Mariner Wealth Advisors LLC, Term Loan, 8.86%, (SOFR + 3.25%), 8/18/28		15,030	14,980,025
Victory Capital Holdings, Inc.:
Term Loan, 7.679%, (SOFR + 2.25%), 7/1/26		18,707	18,718,368
Term Loan, 7.679%, (SOFR + 2.25%), 12/29/28		8,636	8,647,095
			$ 335,688,377
Chemicals — 5.6%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 12/20/29		20,578	$ 20,621,860
CPC Acquisition Corp., Term Loan, 9.36%, (SOFR + 3.75%), 12/29/27		17,474	14,295,987
Flint Group Midco Ltd., Term Loan, 10.577%, (SOFR + 5.26%), 9.827% cash, 0.75% PIK, 12/31/26		5,781	5,299,614
Flint Group Packaging INKS North America Holdings LLC:
Term Loan, 8.958%, (3 mo. EURIBOR + 5.00%), 8.208% cash, 0.75% PIK, 12/31/26	EUR	1,285	1,273,302
Term Loan, 10.958%, (3 mo. EURIBOR + 7.00%), 4.058% cash, 6.90% PIK, 12/30/27	EUR	640	511,791

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Flint Group Packaging INKS North America Holdings LLC: (continued)
Term Loan - Second Lien, 10.958%, (3 mo. EURIBOR + 7.00%), 4.058% cash, 6.90% PIK, 12/30/27	EUR	853	$ 108,831
Flint Group Topco Ltd.:
Term Loan, 5.677%, (SOFR + 0.36%), 12/31/27(9)		2,904	2,149,045
Term Loan - Second Lien, 12.577%, (SOFR + 7.26%), 5.677% cash, 6.90% PIK, 12/31/27		3,873	456,990
Gemini HDPE LLC, Term Loan, 8.574%, (SOFR + 3.00%), 12/31/27		5,612	5,583,508
GEON Performance Solutions LLC, Term Loan, 10.36%, (SOFR + 4.75%), 8/18/28		7,601	7,588,111
Groupe Solmax, Inc., Term Loan, 10.234%, (SOFR + 4.75%), 5/29/28(9)		19,823	19,197,166
INEOS Enterprises Holdings II Ltd., Term Loan, 7.955%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	2,325	2,519,432
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.238%, (SOFR + 3.75%), 7/8/30		14,000	13,860,000
INEOS Finance PLC:
Term Loan, 6.603%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	9,675	10,292,403
Term Loan, 7.853%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	7,846	8,476,191
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.603%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	15,815	17,151,378
Term Loan, 7.853%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	4,075	4,395,596
Term Loan, 9.087%, (SOFR + 3.75%), 3/14/30		6,094	6,090,566
INEOS U.S. Finance LLC:
Term Loan, 7.837%, (SOFR + 2.50%), 11/8/28		6,750	6,662,833
Term Loan, 8.933%, (SOFR + 3.50%), 2/18/30		11,094	10,986,769
Term Loan, 9.183%, (SOFR + 3.75%), 11/8/27		3,414	3,397,303
Term Loan, 1/31/31(10)		7,100	7,051,188
Kraton Corp., Term Loan, 8.896%, (SOFR + 3.25%), 3/15/29		6,116	6,036,554
Kraton Polymers Holdings BV, Term Loan, 7.204%, (EURIBOR + 3.25%), 3/15/29(9)	EUR	4,650	4,959,300
Lonza Group AG:
Term Loan, 7.85%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	9,600	9,769,533
Term Loan, 9.373%, (SOFR + 3.93%), 7/3/28		14,684	13,674,046
Momentive Performance Materials, Inc., Term Loan, 9.833%, (SOFR + 4.50%), 3/29/28		16,081	15,853,288
Olympus Water U.S. Holding Corp.:
Term Loan, 9.36%, (SOFR + 3.75%), 11/9/28		4,427	4,418,550
Term Loan, 9.566%, (SOFR + 4.25%), 11/9/28		5,846	5,858,666
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Orion Engineered Carbons GmbH, Term Loan, 6.325%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	$ 1,340,180
PQ Corp., Term Loan, 7.913%, (SOFR + 2.50%), 6/9/28		25,139	25,163,812
Rohm Holding GmbH:
Term Loan, 8.366%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	1,000	1,014,207
Term Loan, 8.472%, (3 mo. EURIBOR + 4.50%), 7/31/26	EUR	13,700	13,894,634
Term Loan, 10.581%, (SOFR + 5.00%), 7/31/26		17,305	16,039,366
SCUR-Alpha 1503 GmbH, Term Loan, 10.813%, (SOFR + 5.50%), 3/29/30		6,848	6,428,916
Tronox Finance LLC:
Term Loan, 8.082%, (SOFR + 2.50%), 3/10/28(9)		12,836	12,820,109
Term Loan, 8.598%, (SOFR + 3.25%), 4/4/29		3,905	3,907,878
Term Loan, 8.848%, (SOFR + 3.50%), 8/16/28		6,425	6,433,031
W.R. Grace & Co.-Conn., Term Loan, 9.36%, (SOFR + 3.75%), 9/22/28		12,936	12,961,104
			$ 328,543,038
Commercial Services & Supplies — 2.4%
Albion Financing 3 SARL:
Term Loan, 10.827%, (SOFR + 5.25%), 8/17/26		19,943	$ 20,059,328
Term Loan, 10.878%, (SOFR + 5.50%), 8/17/26		4,243	4,269,456
Asplundh Tree Expert LLC, Term Loan, 7.183%, (SOFR + 1.75%), 9/7/27		10,110	10,111,730
Belfor Holdings, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 11/1/30		8,425	8,435,531
EnergySolutions LLC, Term Loan, 9.313%, (SOFR + 4.00%), 9/20/30		17,204	17,234,341
Foundever Group, Term Loan, 7.61%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	7,075	7,598,167
Foundever Worldwide Corp., Term Loan, 9.197%, (SOFR + 3.75%), 8/28/28		15,875	15,362,855
GFL Environmental, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 5/31/27		4,311	4,317,799
Harsco Corp., Term Loan, 7.697%, (SOFR + 2.25%), 3/10/28		1,297	1,285,317
Heritage-Crystal Clean, Inc., Term Loan, 10.317%, (SOFR + 5.00%), 10/17/30		9,375	9,386,719
LABL, Inc., Term Loan, 10.433%, (SOFR + 5.00%), 10/29/28		9,334	8,905,113
Monitronics International, Inc., Term Loan, 13.074%, (SOFR + 7.50%), 6/30/28		10,973	11,041,755

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Phoenix Services International LLC, Term Loan, 11.437%, (SOFR + 6.10%), 6/30/28		3,527	$ 3,315,481
Tempo Acquisition LLC, Term Loan, 8.083%, (SOFR + 2.75%), 8/31/28		4,188	4,193,286
TMF Group Holding BV, Term Loan, 9.329%, (SOFR + 4.00%), 5/3/28		5,175	5,204,109
TruGreen LP, Term Loan, 9.433%, (SOFR + 4.00%), 11/2/27		9,309	9,012,647
			$ 139,733,634
Construction Materials — 0.3%
Quikrete Holdings, Inc.:
Term Loan, 8.072%, (SOFR + 2.63%), 2/1/27		4,730	$ 4,733,917
Term Loan, 8.197%, (SOFR + 2.75%), 3/19/29		11,274	11,283,247
			$ 16,017,164
Consumer Staples Distribution & Retail — 0.5%
Cardenas Markets, Inc., Term Loan, 12.198%, (SOFR + 6.75%), 8/1/29		5,359	$ 5,368,091
Peer Holding III BV:
Term Loan, 7.675%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	7,550	8,191,165
Term Loan, 8.598%, (SOFR + 3.25%), 10/28/30		14,625	14,664,605
			$ 28,223,861
Containers & Packaging — 2.1%
Berlin Packaging LLC, Term Loan, 9.223%, (SOFR + 3.75%), 3/11/28(9)		9,656	$ 9,614,741
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.108%, (SOFR + 3.68%), 4/13/29		22,622	22,512,851
Kouti BV:
Term Loan, 7.38%, (3 mo. EURIBOR + 3.43%), 8/31/28	EUR	32,750	35,116,442
Term Loan, 8.705%, (3 mo. EURIBOR + 4.75%), 8/31/28	EUR	2,000	2,167,705
Pregis TopCo Corp.:
Term Loan, 9.083%, (SOFR + 3.75%), 7/31/26		2,328	2,331,942
Term Loan, 9.197%, (SOFR + 3.75%), 7/31/26		1,613	1,614,135
Pretium Packaging LLC, Term Loan - Second Lien, 11.356%, (SOFR + 6.00%), 9.953% cash, 1.403% PIK, 10/2/28		7,268	5,986,993
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.208%, (SOFR + 6.75%), 10/1/29		7,100	3,126,215
Proampac PG Borrower LLC, Term Loan, 9.821%, (SOFR + 4.50%), 9/15/28		15,000	15,043,755
Trident TPI Holdings, Inc.:
Term Loan, 9.61%, (SOFR + 4.00%), 9/15/28		6,479	6,470,233
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc.: (continued)
Term Loan, 9.848%, (SOFR + 4.50%), 9/15/28		17,488	$ 17,485,322
			$ 121,470,334
Distributors — 0.4%
Parts Europe SA, Term Loan, 2/3/31(10)	EUR	19,225	$ 20,848,951
Phillips Feed Service, Inc., Term Loan, 12.433%, (SOFR + 7.00%), 11/13/24(3)		537	429,253
Rubix Group Midco 3 Ltd., Term Loan, 9/30/26(10)	EUR	2,000	2,165,003
Winterfell Financing SARL, Term Loan, 8.973%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,500	2,707,943
			$ 26,151,150
Diversified Consumer Services — 1.4%
Ascend Learning LLC:
Term Loan, 8.933%, (SOFR + 3.50%), 12/11/28		12,440	$ 12,213,190
Term Loan - Second Lien, 11.183%, (SOFR + 5.75%), 12/10/29		5,243	4,867,548
Belron Finance U.S. LLC:
Term Loan, 7.448%, (SOFR + 2.00%), 4/13/28		9,920	9,936,552
Term Loan, 7.664%, (SOFR + 2.25%), 4/18/29		1,841	1,842,721
FrontDoor, Inc., Term Loan, 7.697%, (SOFR + 2.25%), 6/17/28		951	952,407
KUEHG Corp., Term Loan, 10.348%, (SOFR + 5.00%), 6/12/30		18,204	18,252,726
Sotheby's, Term Loan, 10.076%, (SOFR + 4.50%), 1/15/27		10,396	10,326,679
Spring Education Group, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 10/4/30		4,725	4,733,859
Wand NewCo 3, Inc., Term Loan, 1/30/31(10)		16,500	16,532,225
			$ 79,657,907
Diversified Financial Services — 0.1%
Concorde Midco Ltd., Term Loan, 7.909%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	7,480	$ 8,092,392
			$ 8,092,392
Diversified Telecommunication Services — 0.9%
CenturyLink, Inc., Term Loan, 7.697%, (SOFR + 2.25%), 3/15/27		28,563	$ 19,882,027
GEE Holdings 2 LLC:
Term Loan, 13.46%, (SOFR + 8.00%), 3/24/25		9,869	8,980,646
Term Loan - Second Lien, 13.71%, (SOFR + 9.75%), 5.46% cash, 8.25% PIK, 3/23/26		7,935	4,760,804
Level 3 Financing, Inc., Term Loan, 7.197%, (SOFR + 1.75%), 3/1/27		11,500	11,079,019

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Virgin Media Bristol LLC, Term Loan, 7.948%, (SOFR + 2.50%), 1/31/28		4,843	$ 4,759,290
Virgin Media SFA Finance Ltd., Term Loan, 6.38%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	1,125	1,208,189
			$ 50,669,975
Electrical Equipment — 0.7%
Brookfield WEC Holdings, Inc., Term Loan, 8.086%, (SOFR + 2.75%), 1/17/31		40,414	$ 40,259,289
			$ 40,259,289
Electronic Equipment, Instruments & Components — 1.9%
Chamberlain Group, Inc., Term Loan, 11/3/28(10)		15,150	$ 15,034,800
Creation Technologies, Inc., Term Loan, 11.092%, (SOFR + 5.50%), 10/5/28		15,474	15,048,548
II-VI Incorporated, Term Loan, 8.197%, (SOFR + 2.75%), 7/2/29		1,418	1,414,308
Ingram Micro, Inc., Term Loan, 8.61%, (SOFR + 3.00%), 6/30/28		4,481	4,485,437
Minimax Viking GmbH, Term Loan, 7.103%, (1 mo. EURIBOR + 3.25%), 7/31/28	EUR	3,964	4,317,147
Mirion Technologies, Inc., Term Loan, 8.36%, (SOFR + 2.75%), 10/20/28		2,350	2,347,760
MX Holdings U.S., Inc., Term Loan, 8.197%, (SOFR + 2.75%), 7/31/28		3,333	3,337,417
Robertshaw U.S. Holding Corp.:
Term Loan, 13.43%, (SOFR + 8.00%), 2/28/27		4	4,071
Term Loan, 13.43%, (SOFR + 8.00%), 8.43% cash, 5.00% PIK, 2/28/27		21,945	22,072,739
Term Loan - Second Lien, 12.448%, (SOFR + 7.00%), 2/28/27		20,615	17,007,473
TTM Technologies, Inc., Term Loan, 8.103%, (SOFR + 2.75%), 5/30/30		6,965	6,973,706
Verifone Systems, Inc., Term Loan, 9.641%, (SOFR + 4.00%), 8/20/25		20,354	19,552,111
			$ 111,595,517
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc.:
Term Loan, 12.121%, (SOFR + 8.00%), 3/28/24(3)(11)		2,263	$ 1,810,236
Term Loan, 18.36%, (SOFR + 13.00%), 13.36% cash, 5.00% PIK, 3/28/24(3)		17,819	14,253,816
GIP Pilot Acquisition Partners LP, Term Loan, 8.327%, (SOFR + 3.00%), 10/4/30		6,250	6,263,019
Lealand Finance Co. BV:
Letter of Credit, 3.638%, (LOC + 4.75%), 6/28/24(11)		10,000	8,500,000
Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services (continued)
Lealand Finance Co. BV: (continued)
Term Loan, 9.447%, (SOFR + 4.00%), 6.447% cash, 3.00% PIK, 6/30/25		3,461	$ 1,466,651
			$ 32,293,722
Engineering & Construction — 1.1%
Aegion Corp., Term Loan, 9.587%, (SOFR + 4.25%), 5/17/28		17,641	$ 17,657,183
American Residential Services LLC, Term Loan, 9.11%, (SOFR + 3.50%), 10/15/27		8,424	8,413,162
APi Group DE, Inc.:
Term Loan, 7.701%, (SOFR + 2.25%), 10/1/26		11,043	11,074,646
Term Loan, 7.951%, (SOFR + 2.50%), 1/3/29		5,176	5,178,837
Centuri Group, Inc., Term Loan, 7.947%, (SOFR + 2.50%), 8/27/28		9,117	9,137,812
Northstar Group Services, Inc.:
Term Loan, 10.947%, (SOFR + 5.50%), 11/12/26		12,874	12,882,234
Term Loan, 10.951%, (SOFR + 5.50%), 11/12/26		1,950	1,952,437
			$ 66,296,311
Entertainment — 1.2%
City Football Group Ltd., Term Loan, 8.451%, (SOFR + 3.00%), 7/21/28		11,970	$ 11,920,473
Crown Finance U.S., Inc., Term Loan, 13.947%, (SOFR + 8.50%), 6.947% cash, 7.00% PIK, 7/31/28		2,550	2,582,557
Delta 2 (LUX) SARL, Term Loan, 7.598%, (SOFR + 2.25%), 1/15/30		2,500	2,502,500
EP Purchaser LLC, Term Loan, 9.11%, (SOFR + 3.50%), 11/6/28		995	989,340
Playtika Holding Corp., Term Loan, 8.197%, (SOFR + 2.75%), 3/13/28		23,201	23,172,053
Renaissance Holding Corp., Term Loan, 10.083%, (SOFR + 4.75%), 4/5/30		13,716	13,741,342
UFC Holdings LLC, Term Loan, 8.336%, (SOFR + 2.75%), 4/29/26		14,659	14,668,591
Vue International Bidco PLC:
Term Loan, 12.13%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	384	407,171
Term Loan, 12.63%, (6 mo. EURIBOR + 8.50%), 6.13% cash, 6.50% PIK, 12/31/27	EUR	2,682	985,466
			$ 70,969,493

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Equity Real Estate Investment Trusts (REITs) — 0.4%
Iron Mountain, Inc.:
Term Loan, 7.197%, (1 mo. USD LIBOR + 1.75%), 1/2/26		8,930	$ 8,916,239
Term Loan, 7.587%, (SOFR + 2.25%), 1/31/31		13,450	13,428,991
			$ 22,345,230
Financial Services — 1.5%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/24(12)		15,063	$ 1,656,959
GTCR W Merger Sub LLC:
Term Loan, 1/31/29(10)		38,850	38,870,824
Term Loan, 9/20/30(10)	EUR	1,000	1,089,616
NCR Atleos LLC, Term Loan, 10.163%, (SOFR + 4.75%), 3/27/29(9)		17,400	17,448,929
Nuvei Technologies Corp., Term Loan, 12/19/30(10)		10,950	10,952,737
Walker & Dunlop, Inc., Term Loan, 7.683%, (SOFR + 2.25%), 12/16/28		13,941	13,923,074
WEX, Inc., Term Loan, 7.333%, (SOFR + 2.25%), 3/31/28		4,328	4,317,706
			$ 88,259,845
Food Products — 1.7%
8th Avenue Food & Provisions, Inc., Term Loan, 10.197%, (SOFR + 4.75%), 10/1/25		7,234	$ 7,048,142
Badger Buyer Corp., Term Loan, 8.951%, (SOFR + 3.50%), 9/30/24		9,467	8,804,693
CHG PPC Parent LLC, Term Loan, 8.447%, (SOFR + 3.00%), 12/8/28		6,214	6,221,460
Del Monte Foods, Inc., Term Loan, 9.683%, (SOFR + 4.25%), 5/16/29		6,542	5,902,283
Froneri International Ltd.:
Term Loan, 5.991%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	1,620,817
Term Loan, 7.683%, (SOFR + 2.25%), 1/29/27		8,684	8,682,289
Monogram Food Solutions LLC, Term Loan, 9.447%, (SOFR + 4.00%), 8/28/28		1,765	1,747,430
Nomad Foods U.S. LLC, Term Loan, 8.469%, (SOFR + 3.00%), 11/13/29		14,174	14,199,525
Shearer's Foods, Inc., Term Loan, 1/31/31(10)		9,875	9,776,250
Sovos Brands Intermediate, Inc., Term Loan, 9.074%, (SOFR + 3.50%), 6/8/28		9,191	9,221,383
United Petfood Finance BV, Term Loan, 6.852%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	9,025	9,659,853
Valeo F1 Co. Ltd. (Ireland):
Term Loan, 8.136%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	9,450	9,740,283
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Valeo F1 Co. Ltd. (Ireland): (continued)
Term Loan, 10.186%, (SONIA + 5.00%), 6/28/28	GBP	5,500	$ 6,486,597
			$ 99,111,005
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 8.348%, (SOFR + 3.00%), 12/31/30		22,045	$ 22,036,969
			$ 22,036,969
Health Care Equipment & Supplies — 0.9%
Bayou Intermediate II LLC, Term Loan, 10.154%, (SOFR + 4.50%), 8/2/28		9,070	$ 8,706,914
Journey Personal Care Corp., Term Loan, 9.701%, (SOFR + 4.25%), 3/1/28		26,080	25,612,904
Medline Borrower LP:
Term Loan, 7.118%, (1 mo. EURIBOR + 3.25%), 10/23/28	EUR	1,000	1,083,884
Term Loan, 8.451%, (SOFR + 3.00%), 10/23/28		19,178	19,176,846
			$ 54,580,548
Health Care Providers & Services — 5.7%
AEA International Holdings (Lux) SARL, Term Loan, 8.819%, (SOFR + 3.50%), 9/7/28		14,822	$ 14,849,984
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.348%, (SOFR + 8.00%), 1/15/26		22,831	19,520,369
Cano Health LLC, Term Loan, 9.463%, (SOFR + 4.00%), 11/23/27(9)		7,589	3,162,281
CCRR Parent, Inc., Term Loan, 9.197%, (SOFR + 3.75%), 3/6/28		5,222	5,012,856
Cerba Healthcare SAS:
Term Loan, 7.553%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	20,800	21,029,506
Term Loan, 7.853%, (1 mo. EURIBOR + 4.00%), 2/16/29	EUR	8,600	8,780,917
CHG Healthcare Services, Inc.:
Term Loan, 8.697%, (SOFR + 3.25%), 9/29/28		7,843	7,827,430
Term Loan, 9.083%, (SOFR + 3.75%), 9/29/28		5,275	5,281,594
Covis Finco SARL:
Term Loan, 0.00%, 2/18/27(12)		10,270	3,889,917
Term Loan, 0.00%, 2/18/27(12)		4,368	4,193,458
Dedalus Finance GmbH, Term Loan, 7.612%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	14,150	14,980,855
Elsan SAS, Term Loan, 7.39%, (6 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,150	4,480,466
Ensemble RCM LLC, Term Loan, 8.317%, (SOFR + 3.00%), 8/1/29		7,960	7,958,710

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
IVC Acquisition Ltd.:
Term Loan, 9.071%, (3 mo. EURIBOR + 5.00%), 11/13/26	EUR	20,825	$ 22,604,044
Term Loan, 10.886%, (SOFR + 5.50%), 11/17/28		13,750	13,790,109
Medical Solutions Holdings, Inc.:
Term Loan, 8.683%, (SOFR + 3.25%), 11/1/28		15,136	13,703,148
Term Loan - Second Lien, 12.433%, (SOFR + 7.00%), 11/1/29		9,500	7,861,250
Mehilainen Yhtiot OYJ, Term Loan, 7.45%, (3 mo. EURIBOR + 3.53%), 8/8/25	EUR	6,475	7,015,028
Midwest Physician Administrative Services LLC, Term Loan, 8.86%, (SOFR + 3.25%), 3/12/28		10,004	8,933,819
National Mentor Holdings, Inc.:
Term Loan, 9.186%, (SOFR + 3.75%), 3/2/28(9)		15,694	14,356,505
Term Loan, 9.198%, (SOFR + 3.75%), 3/2/28		438	400,369
Term Loan - Second Lien, 12.698%, (SOFR + 7.25%), 3/2/29		6,475	4,931,794
Phoenix Guarantor, Inc.:
Term Loan, 8.697%, (SOFR + 3.25%), 3/5/26		23,991	23,949,916
Term Loan, 8.947%, (SOFR + 3.50%), 3/5/26		4,423	4,414,941
R1 RCM, Inc., Term Loan, 6/21/29(10)		3,025	3,031,806
Ramsay Generale de Sante SA, Term Loan, 6.92%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	7,400	8,007,178
Select Medical Corp., Term Loan, 8.333%, (SOFR + 3.00%), 3/6/27		56,176	56,210,723
Sound Inpatient Physicians, Term Loan, 8.574%, (SOFR + 3.00%), 6/27/25		2,559	866,029
Synlab Bondco PLC:
Term Loan, 6.361%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,799,722
Term Loan, 12/12/30(10)	EUR	6,925	7,524,778
TTF Holdings LLC, Term Loan, 9.447%, (SOFR + 4.00%), 3/31/28		5,644	5,656,079
U.S. Anesthesia Partners, Inc., Term Loan, 9.717%, (SOFR + 4.25%), 10/1/28		9,395	8,896,104
			$ 335,921,685
Health Care Technology — 1.8%
Certara LP, Term Loan, 9.15%, (SOFR + 3.50%), 8/15/26		9,259	$ 9,282,302
eResearchTechnology, Inc., Term Loan, 9.947%, (SOFR + 4.50%), 2/4/27		9,538	9,520,620
Imprivata, Inc.:
Term Loan, 9.087%, (SOFR + 3.75%), 12/1/27		15,158	15,188,323
Term Loan, 9.563%, (SOFR + 4.25%), 12/1/27		3,571	3,575,645
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.447%, (SOFR + 4.00%), 12/18/28		17,489	$ 14,777,782
Term Loan - Second Lien, 12.201%, (SOFR + 6.75%), 12/17/29		9,625	5,871,250
Navicure, Inc., Term Loan, 9.447%, (SOFR + 4.00%), 10/22/26		10,002	10,020,341
PointClickCare Technologies, Inc., Term Loan, 8.61%, (SOFR + 3.00%), 12/29/27		4,277	4,285,035
Project Ruby Ultimate Parent Corp., Term Loan, 3/10/28(10)		4,675	4,669,156
Symplr Software, Inc., Term Loan, 9.913%, (SOFR + 4.50%), 12/22/27		11,416	10,395,388
Verscend Holding Corp., Term Loan, 9.447%, (SOFR + 4.00%), 8/27/25		21,307	21,350,754
			$ 108,936,596
Hotels, Restaurants & Leisure — 5.9%
1011778 BC Unlimited Liability Co., Term Loan, 7.583%, (SOFR + 2.25%), 9/20/30		45,515	$ 45,340,275
Bally's Corp., Term Loan, 8.829%, (SOFR + 3.25%), 10/2/28		3,824	3,600,301
Caesars Entertainment, Inc., Term Loan, 1/24/31(10)		30,225	30,212,396
Carnival Corp.:
Term Loan, 7.603%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	9,522	10,323,036
Term Loan, 8.697%, (SOFR + 3.25%), 10/18/28		39,886	39,935,858
ClubCorp Holdings, Inc., Term Loan, 10.61%, (SOFR + 5.00%), 9/18/26		22,761	22,502,024
Fertitta Entertainment LLC, Term Loan, 9.333%, (SOFR + 4.00%), 1/27/29		29,552	29,513,678
Flutter Financing BV, Term Loan, 7.698%, (SOFR + 2.25%), 11/25/30		41,325	41,264,748
Great Canadian Gaming Corp., Term Loan, 9.633%, (SOFR + 4.00%), 11/1/26		9,619	9,631,099
GVC Holdings (Gibraltar) Ltd., Term Loan, 7.675%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	21,325	23,193,172
Light and Wonder International, Inc., Term Loan, 8.083%, (SOFR + 2.75%), 4/14/29		7,865	7,844,505
Ontario Gaming GTA LP, Term Loan, 9.598%, (SOFR + 4.25%), 8/1/30		12,025	12,058,814
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.883%, (SOFR + 8.25%), 6/23/26		3,829	3,580,550
Playa Resorts Holding BV, Term Loan, 8.582%, (SOFR + 3.25%), 1/5/29		41,678	41,701,941
Scientific Games Holdings LP, Term Loan, 7.679%, (3 mo. EURIBOR + 3.75%), 4/4/29	EUR	1,000	1,079,630

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.833%, (SOFR + 2.50%), 8/25/28		13,261	$ 13,261,323
Stars Group Holdings BV, Term Loan, 6.425%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	12,305	13,350,356
			$ 348,393,706
Household Durables — 1.2%
ACProducts, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 5/17/28		20,325	$ 17,635,446
Libbey Glass, Inc., Term Loan, 11.974%, (SOFR + 6.50%), 11/22/27		19,662	18,776,823
Serta Simmons Bedding, Inc., Term Loan, 12.963%, (SOFR + 7.50%), 6/29/28		20,679	19,489,591
Solis IV BV, Term Loan, 8.88%, (SOFR + 3.50%), 2/26/29		17,922	17,656,197
			$ 73,558,057
Household Products — 0.5%
Energizer Holdings, Inc., Term Loan, 7.701%, (SOFR + 2.25%), 12/22/27		6,473	$ 6,464,102
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.36%, (SOFR + 3.75%), 12/22/26		9,782	9,796,228
Term Loan, 11.538%, (SOFR + 6.00%), 12/22/26		5,635	5,663,175
Nobel Bidco BV, Term Loan, 7.475%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	6,550	6,904,064
			$ 28,827,569
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Construction Finance Co. LP, Term Loan, 7.587%, (SOFR + 2.25%), 7/31/30		10,493	$ 10,438,137
Calpine Corp.:
Term Loan, 7.333%, (SOFR + 2.00%), 1/31/31		3,166	3,142,633
Term Loan, 1/31/31(10)		3,574	3,548,543
			$ 17,129,313
Industrial Conglomerates — 0.5%
Ammeraal Beltech Holding BV, Term Loan, 8.925%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	10,775	$ 11,684,975
Rain Carbon GmbH, Term Loan, 8.994%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	15,426	16,670,572
			$ 28,355,547
Industrials Conglomerates — 0.5%
Kohler Energy Co. LLC, Term Loan, 1/30/31(10)		30,300	$ 29,542,500
			$ 29,542,500
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance — 2.2%
Alliant Holdings Intermediate LLC, Term Loan, 8.833%, (SOFR + 3.50%), 11/6/30		13,799	$ 13,841,798
AmWINS Group, Inc.:
Term Loan, 7.697%, (SOFR + 2.25%), 2/19/28		11,273	11,236,406
Term Loan, 8.197%, (SOFR + 2.75%), 2/19/28		15,380	15,373,411
AssuredPartners, Inc.:
Term Loan, 8.833%, (SOFR + 3.50%), 2/12/27		5,281	5,270,486
Term Loan, 8.947%, (SOFR + 3.50%), 2/12/27		12,933	12,911,420
Financiere CEP SAS, Term Loan, 7.885%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	6,242	6,762,278
HUB International Ltd., Term Loan, 8.574%, (SOFR + 3.25%), 6/20/30		17,714	16,570,258
NFP Corp., Term Loan, 8.697%, (SOFR + 3.25%), 2/16/27		27,559	27,636,134
Ryan Specialty Group LLC, Term Loan, 8.083%, (SOFR + 2.75%), 9/1/27		9,789	9,804,941
USI, Inc., Term Loan, 8.598%, (SOFR + 3.25%), 9/27/30		9,027	9,023,611
			$ 128,430,743
Interactive Media & Services — 0.7%
Adevinta ASA:
Term Loan, 6.425%, (3 mo. EURIBOR + 2.50%), 6/26/28	EUR	6,468	$ 7,015,254
Term Loan, 8.362%, (SOFR + 2.75%), 6/26/28		2,674	2,685,512
Buzz Finco LLC:
Term Loan, 8.183%, (SOFR + 2.75%), 1/29/27		2,727	2,725,076
Term Loan, 8.683%, (SOFR + 3.25%), 1/29/27		549	548,841
Foundational Education Group, Inc., Term Loan, 9.324%, (SOFR + 3.75%), 8/31/28		3,549	3,491,335
Getty Images, Inc.:
Term Loan, 8.875%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,416,578
Term Loan, 9.948%, (SOFR + 4.50%), 2/19/26		15,014	15,026,458
Match Group, Inc., Term Loan, 7.27%, (SOFR + 1.75%), 2/13/27		7,625	7,615,469
			$ 41,524,523
IT Services — 4.6%
Asurion LLC:
Term Loan, 9.433%, (SOFR + 4.00%), 8/19/28		21,490	$ 21,251,102
Term Loan, 9.683%, (SOFR + 4.25%), 8/19/28		7,319	7,250,520
Term Loan - Second Lien, 10.697%, (SOFR + 5.25%), 1/31/28		18,610	17,865,600
Term Loan - Second Lien, 10.697%, (SOFR + 5.25%), 1/20/29		4,375	4,158,643

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Endure Digital, Inc., Term Loan, 9.422%, (SOFR + 3.50%), 2/10/28		33,658	$ 32,690,482
Gainwell Acquisition Corp., Term Loan, 9.448%, (SOFR + 4.00%), 10/1/27		40,450	39,407,172
Go Daddy Operating Co. LLC:
Term Loan, 7.333%, (SOFR + 2.00%), 11/9/29		54,672	54,668,489
Term Loan, 7.447%, (SOFR + 2.00%), 8/10/27		9,771	9,781,568
Informatica LLC, Term Loan, 8.197%, (SOFR + 2.75%), 10/27/28		34,240	34,235,845
NAB Holdings LLC, Term Loan, 8.248%, (SOFR + 2.75%), 11/23/28		13,762	13,768,632
Rackspace Technology Global, Inc., Term Loan, 8.208%, (SOFR + 2.75%), 2/15/28		33,271	14,374,047
Sedgwick Claims Management Services, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 2/24/28		9,950	9,962,999
team.blue Finco SARL, Term Loan, 7.125%, (2 mo. EURIBOR + 3.20%), 3/30/28	EUR	12,375	13,178,637
			$ 272,593,736
Leisure Products — 0.9%
Accell Group NV, Term Loan, 8.86%, (6 mo. EURIBOR + 4.90%), 6/14/29	EUR	3,500	$ 2,338,814
Amer Sports OYJ, Term Loan, 7.853%, (1 mo. EURIBOR + 4.00%), 3/30/26	EUR	20,475	22,196,485
Fender Musical Instruments Corp., Term Loan, 9.437%, (SOFR + 4.00%), 12/1/28		4,258	4,141,140
Hayward Industries, Inc., Term Loan, 8.197%, (SOFR + 2.75%), 5/30/28		12,249	12,241,488
Recess Holdings, Inc., Term Loan, 9.388%, (SOFR + 4.00%), 3/29/27		7,781	7,780,500
SRAM LLC, Term Loan, 8.197%, (SOFR + 2.75%), 5/18/28		1,974	1,968,262
			$ 50,666,689
Life Sciences Tools & Services — 2.9%
Avantor Funding, Inc.:
Term Loan, 6.353%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	18,733	$ 20,291,871
Term Loan, 7.683%, (SOFR + 2.25%), 11/8/27		5,927	5,930,675
Cambrex Corp., Term Loan, 8.933%, (SOFR + 3.50%), 12/4/26		5,937	5,816,690
Catalent Pharma Solutions, Inc.:
Term Loan, 7.451%, (SOFR + 2.00%), 2/22/28		780	769,761
Term Loan, 8.335%, (SOFR + 3.00%), 2/22/28		3,550	3,545,562
Curia Global, Inc., Term Loan, 9.163%, (SOFR + 3.75%), 8/30/26(9)		19,369	17,839,483
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
ICON Luxembourg SARL, Term Loan, 7.86%, (SOFR + 2.25%), 7/3/28		45,274	$ 45,357,081
IQVIA, Inc., Term Loan, 7.348%, (SOFR + 2.00%), 1/2/31		17,700	17,751,631
LGC Group Holdings Ltd., Term Loan, 7.103%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	4,025	4,242,887
Loire Finco Luxembourg SARL, Term Loan, 8.933%, (SOFR + 3.50%), 4/21/27		3,476	3,415,125
Packaging Coordinators Midco, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 11/30/27		4,575	4,565,708
PRA Health Sciences, Inc., Term Loan, 7.86%, (SOFR + 2.25%), 7/3/28		11,280	11,300,942
Sotera Health Holdings LLC, Term Loan, 8.197%, (SOFR + 2.75%), 12/11/26		11,625	11,620,152
Star Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 9/27/30		18,475	18,077,640
			$ 170,525,208
Machinery — 5.9%
AI Aqua Merger Sub, Inc., Term Loan, 9.105%, (SOFR + 3.75%), 7/31/28		19,561	$ 19,463,017
Ali Group North America Corp., Term Loan, 7.447%, (SOFR + 2.00%), 7/30/29		16,190	16,187,532
American Trailer World Corp., Term Loan, 9.183%, (SOFR + 3.75%), 3/3/28		16,117	15,786,133
Apex Tool Group LLC, Term Loan, 10.687%, (SOFR + 5.25%), 2/8/29		23,457	20,825,398
Barnes Group, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 9/3/30		14,763	14,776,848
Clark Equipment Co., Term Loan, 7.948%, (SOFR + 2.50%), 4/20/29		12,367	12,386,715
Conair Holdings LLC, Term Loan, 9.197%, (SOFR + 3.75%), 5/17/28		25,977	25,322,986
CPM Holdings, Inc., Term Loan, 9.853%, (SOFR + 4.50%), 9/28/28		7,000	7,015,316
Delachaux Group SA, Term Loan, 8.162%, (3 mo. EURIBOR + 4.25%), 4/16/29	EUR	8,400	9,117,597
EMRLD Borrower LP, Term Loan, 8.313%, (SOFR + 3.00%), 5/31/30		14,753	14,777,100
Engineered Machinery Holdings, Inc.:
Term Loan, 7.675%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	11,852	12,733,949
Term Loan, 9.36%, (SOFR + 3.50%), 5/19/28		22,525	22,422,248
Term Loan - Second Lien, 11.61%, (SOFR + 6.00%), 5/21/29		2,000	1,970,000
Filtration Group Corp., Term Loan, 8.947%, (SOFR + 3.50%), 10/21/28		3,210	3,211,431
Gates Global LLC, Term Loan, 7.933%, (SOFR + 2.50%), 3/31/27		18,327	18,332,043

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Icebox Holdco III, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 12/22/28		12,589	$ 12,518,003
INNIO Group Holding GmbH, Term Loan, 8.182%, (3 mo. EURIBOR + 4.25%), 11/2/28	EUR	4,722	5,122,255
Madison IAQ LLC, Term Loan, 8.701%, (SOFR + 3.25%), 6/21/28		22,966	22,822,935
Pro Mach Group, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 8/31/28		4,761	4,775,810
Roper Industrial Products Investment Co. LLC:
Term Loan, 8.425%, (3 mo. EURIBOR + 4.50%), 11/22/29	EUR	993	1,077,435
Term Loan, 9.348%, (SOFR + 4.00%), 11/22/29		11,247	11,264,105
SPX Flow, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 4/5/29		19,620	19,638,868
Titan Acquisition Ltd., Term Loan, 8.447%, (SOFR + 3.00%), 3/28/25		29,801	29,801,430
TK Elevator Topco GmbH, Term Loan, 7.491%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	12,100	13,107,346
Vertical U.S. Newco, Inc., Term Loan, 9.081%, (SOFR + 3.50%), 7/30/27		6	6,165
Zephyr German BidCo GmbH, Term Loan, 7.775%, (3 mo. EURIBOR + 3.85%), 3/10/28	EUR	13,675	14,508,201
			$ 348,970,866
Media — 0.9%
Aragorn Parent Corp., Term Loan, 9.583%, (SOFR + 4.25%), 6/15/28		11,351	$ 11,388,851
Hubbard Radio LLC, Term Loan, 9.70%, (SOFR + 4.25%), 3/28/25		7,610	5,935,743
iHeartCommunications, Inc.:
Term Loan, 8.447%, (SOFR + 3.00%), 5/1/26		1,127	990,579
Term Loan, 8.697%, (SOFR + 3.25%), 5/1/26		3,165	2,779,425
Mission Broadcasting, Inc., Term Loan, 7.951%, (SOFR + 2.50%), 6/2/28		3,998	3,999,998
Sinclair Television Group, Inc., Term Loan, 7.947%, (SOFR + 2.50%), 9/30/26		5,291	5,188,529
Univision Communications, Inc., Term Loan, 8.697%, (SOFR + 3.25%), 3/15/26		23,134	23,147,148
			$ 53,430,273
Metals/Mining — 1.5%
Arsenal AIC Parent LLC, Term Loan, 9.833%, (SOFR + 4.50%), 8/18/30		18,379	$ 18,419,151
Dynacast International LLC:
Term Loan, 9.988%, (SOFR + 4.50%), 7/22/25		16,325	15,467,630
Term Loan, 14.488%, (SOFR + 9.00%), 10/22/25		2,918	2,108,501
Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
PMHC II, Inc., Term Loan, 9.723%, (SOFR + 4.25%), 4/23/29		24,578	$ 23,503,170
WireCo WorldGroup, Inc., Term Loan, 9.068%, (SOFR + 3.75%), 11/13/28		6,324	6,340,000
Zekelman Industries, Inc., Term Loan, 7.448%, (SOFR + 2.00%), 1/24/27		21,761	21,810,380
			$ 87,648,832
Oil, Gas & Consumable Fuels — 1.3%
Freeport LNG Investments LLP, Term Loan, 9.079%, (SOFR + 3.50%), 12/21/28		9,255	$ 9,164,826
GIP II Blue Holding LP, Term Loan, 9.947%, (SOFR + 4.50%), 9/29/28		17,228	17,275,406
ITT Holdings LLC, Term Loan, 8.587%, (SOFR + 3.25%), 10/5/30		10,823	10,811,035
Matador Bidco SARL, Term Loan, 9.933%, (SOFR + 4.50%), 10/15/26		30,332	30,487,007
Oxbow Carbon LLC, Term Loan, 9.44%, (SOFR + 4.00%), 5/10/30(9)		7,487	7,484,253
			$ 75,222,527
Personal Products — 0.2%
HLF Financing SARL, Term Loan, 7.947%, (SOFR + 2.50%), 8/18/25		13,754	$ 13,717,211
			$ 13,717,211
Pharmaceuticals — 2.1%
Aenova Holding GmbH, Term Loan, 8.403%, (3 mo. EURIBOR + 4.50%), 3/6/26	EUR	4,075	$ 4,415,277
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 8.853%, (3 mo. EURIBOR + 5.00%), 9/30/28	EUR	12,550	13,605,171
Bausch Health Cos., Inc., Term Loan, 10.687%, (SOFR + 5.25%), 2/1/27		18,187	14,394,872
Ceva Sante Animale:
Term Loan, 8.175%, (3 mo. EURIBOR + 4.25%), 11/8/30	EUR	13,200	14,344,743
Term Loan, 9.616%, (SOFR + 4.25%), 11/1/30		5,375	5,408,594
Elanco Animal Health, Inc., Term Loan, 7.203%, (SOFR + 1.75%), 8/1/27		7,938	7,807,278
Jazz Financing Lux SARL, Term Loan, 8.447%, (SOFR + 3.00%), 5/5/28		12,741	12,748,547
Mallinckrodt International Finance SA:
Term Loan, 12.833%, (SOFR + 7.50%), 11/14/28		4,223	4,703,796
Term Loan - Second Lien, 14.833%, (SOFR + 9.50%), 11/14/28		23,935	25,759,747

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
PharmaZell GmbH, Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,950	$ 2,065,656
Recipharm AB, Term Loan, 6.944%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	15,275	16,241,592
			$ 121,495,273
Professional Services — 3.0%
APFS Staffing Holdings, Inc., Term Loan, 9.333%, (SOFR + 4.00%), 12/29/28		3,930	$ 3,903,799
Apleona Holding GmbH, Term Loan, 6.612%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	10,525	11,306,123
ASGN, Inc., Term Loan, 7.583%, (SOFR + 2.25%), 8/30/30		4,863	4,889,660
CoreLogic, Inc.:
Term Loan, 8.947%, (SOFR + 3.50%), 6/2/28		17,290	16,646,644
Term Loan - Second Lien, 11.947%, (SOFR + 6.50%), 6/4/29		1,524	1,373,656
Corporation Service Co., Term Loan, 8.183%, (SOFR + 2.75%), 11/2/29		4,624	4,635,625
Deerfield Dakota Holding LLC, Term Loan, 9.098%, (SOFR + 3.75%), 4/9/27		10,700	10,524,713
EAB Global, Inc., Term Loan, 8.947%, (SOFR + 3.50%), 8/16/28		15,656	15,642,913
Employbridge Holding Co., Term Loan, 10.343%, (SOFR + 4.75%), 7/19/28		23,740	20,357,351
First Advantage Holdings LLC, Term Loan, 8.197%, (SOFR + 2.75%), 1/31/27		3,606	3,618,113
Genuine Financial Holdings LLC, Term Loan, 9.333%, (SOFR + 4.00%), 9/27/30		5,162	5,155,610
Neptune Bidco U.S., Inc., Term Loan, 10.423%, (SOFR + 5.00%), 4/11/29		9,106	8,389,786
Rockwood Service Corp., Term Loan, 9.697%, (SOFR + 4.25%), 1/23/27		11,272	11,320,996
Trans Union LLC:
Term Loan, 7.187%, (SOFR + 1.75%), 11/16/26		2,463	2,463,120
Term Loan, 7.701%, (SOFR + 2.25%), 12/1/28		33,516	33,539,565
Vaco Holdings LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29		5,439	5,422,321
Wood Mackenzie Ltd., Term Loan, 0.00%, 1/31/31		15,750	15,710,625
			$ 174,900,620
Real Estate Management & Development — 1.0%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.197%, (SOFR + 2.75%), 8/21/25		921	$ 921,474
Term Loan, 8.683%, (SOFR + 3.25%), 1/31/30		10,607	10,527,756
Term Loan, 9.333%, (SOFR + 4.00%), 1/31/30		8,009	7,974,368
Borrower/Description	Principal Amount* (000's omitted)	Value
Real Estate Management & Development (continued)
Greystar Real Estate Partners LLC:
Term Loan, 9.125%, (SOFR + 3.75%), 8/21/30	8,329	$ 8,339,536
Term Loan, 8/21/30(10)	2,300	2,300,000
Homeserve USA Holding Corp., Term Loan, 8.337%, (SOFR + 3.00%), 10/21/30	12,075	12,085,058
RE/MAX International, Inc., Term Loan, 7.947%, (SOFR + 2.50%), 7/21/28	17,843	17,075,273
		$ 59,223,465
Road & Rail — 2.6%
Avis Budget Car Rental LLC:
Term Loan, 7.197%, (SOFR + 1.75%), 8/6/27	33,683	$ 33,622,315
Term Loan, 8.433%, (SOFR + 3.00%), 3/16/29	2,993	3,000,541
Grab Holdings, Inc., Term Loan, 9.947%, (SOFR + 4.50%), 1/29/26	17,023	17,029,923
Hertz Corp.:
Term Loan, 8.697%, (SOFR + 3.25%), 6/30/28	16,450	16,292,914
Term Loan, 8.697%, (SOFR + 3.25%), 6/30/28	3,180	3,147,902
Term Loan, 9.082%, (SOFR + 3.75%), 6/30/28	9,850	9,808,443
Kenan Advantage Group, Inc., Term Loan, 9.086%, (SOFR + 3.75%), 1/25/29	16,777	16,750,767
Uber Technologies, Inc., Term Loan, 8.135%, (SOFR + 2.75%), 3/3/30	54,495	54,566,961
		$ 154,219,766
Semiconductors & Semiconductor Equipment — 1.3%
Altar Bidco, Inc.:
Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29	20,765	$ 20,760,635
Term Loan - Second Lien, 10.399%, (SOFR + 5.60%), 2/1/30	7,300	7,257,419
Bright Bidco BV, Term Loan, 14.317%, (SOFR + 9.00%), 6.317% cash, 8.00% PIK, 10/31/27	4,466	1,412,320
Entegris, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 7/6/29(9)	1,087	1,087,991
MaxLinear, Inc., Term Loan, 7.701%, (SOFR + 2.25%), 6/23/28	3,250	3,217,500
MKS Instruments, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 8/17/29	37,058	37,060,307
Synaptics, Inc., Term Loan, 7.875%, (SOFR + 2.25%), 12/2/28	3,165	3,158,003
Ultra Clean Holdings, Inc., Term Loan, 9.197%, (SOFR + 3.75%), 8/27/25	2,825	2,834,011
		$ 76,788,186
Software — 15.8%
Applied Systems, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 9/18/26	67,611	$ 67,885,795

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Astra Acquisition Corp.:
Term Loan, 10.86%, (SOFR + 5.25%), 10/25/28		18,644	$ 11,335,409
Term Loan - Second Lien, 14.485%, (SOFR + 8.88%), 10/25/29		21,995	9,201,114
Banff Merger Sub, Inc.:
Term Loan, 8.353%, (1 mo. EURIBOR + 4.50%), 12/29/28	EUR	5,922	6,413,628
Term Loan, 9.583%, (SOFR + 4.25%), 12/29/28		18,791	18,835,054
Cegid Group SAS, Term Loan, 7.695%, (3 mo. EURIBOR + 3.75%), 7/10/28	EUR	7,850	8,504,044
Central Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 7/6/29		33,487	33,584,744
CentralSquare Technologies LLC, Term Loan, 9.248%, (SOFR + 3.75%), 8/29/25		23,515	22,961,711
Cloud Software Group, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 9/29/28(9)		22,409	21,982,750
Cloudera, Inc.:
Term Loan, 9.183%, (SOFR + 3.75%), 10/8/28		30,956	30,723,664
Term Loan - Second Lien, 11.433%, (SOFR + 6.00%), 10/8/29		4,450	4,318,356
Constant Contact, Inc., Term Loan, 9.588%, (SOFR + 4.00%), 2/10/28		12,953	12,686,877
Cornerstone OnDemand, Inc., Term Loan, 9.197%, (SOFR + 3.75%), 10/16/28		16,948	16,513,829
Delta TopCo, Inc., Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27		13,999	13,970,531
E2open LLC, Term Loan, 8.947%, (SOFR + 3.50%), 2/4/28		20,012	20,045,564
ECI Macola Max Holding LLC, Term Loan, 9.36%, (SOFR + 3.75%), 11/9/27		26,725	26,728,026
Epicor Software Corp.:
Term Loan, 8.697%, (SOFR + 3.25%), 7/30/27		69,566	69,708,645
Term Loan, 9.083%, (SOFR + 3.75%), 7/30/27		8,400	8,459,850
Fiserv Investment Solutions, Inc., Term Loan, 9.372%, (SOFR + 4.00%), 2/18/27		12,004	11,473,716
Gen Digital, Inc., Term Loan, 7.433%, (SOFR + 2.00%), 9/12/29		3,641	3,636,654
GoTo Group, Inc.:
Term Loan, 10.183%, (SOFR + 4.75%), 8/31/27		28,276	14,173,519
Term Loan, 8/31/27(10)		2,448	2,288,767
IGT Holding IV AB:
Term Loan, 7.075%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	6,205	6,702,488
Term Loan, 8.972%, (SOFR + 3.40%), 3/31/28		1,653	1,653,792
iSolved, Inc., Term Loan, 5.484%, (SOFR + 4.00%), 10/14/30		6,550	6,574,563
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Ivanti Software, Inc., Term Loan, 9.839%, (SOFR + 4.25%), 12/1/27		10,249	$ 9,782,917
Magenta Buyer LLC:
Term Loan, 10.574%, (SOFR + 5.00%), 7/27/28		22,120	14,506,736
Term Loan - Second Lien, 13.824%, (SOFR + 8.25%), 7/27/29		7,475	2,709,688
Marcel LUX IV SARL:
Term Loan, 8.393%, (3 mo. EURIBOR + 4.50%), 11/7/30	EUR	9,150	9,955,154
Term Loan, 9.82%, (SOFR + 4.50%), 11/11/30		32,189	32,356,274
Maverick Bidco, Inc., Term Loan, 9.213%, (SOFR + 3.75%), 5/18/28		11,884	11,857,519
McAfee LLC, Term Loan, 9.203%, (SOFR + 3.75%), 3/1/29		24,414	24,242,397
Mosel Bidco SE:
Term Loan, 8.681%, (3 mo. EURIBOR + 4.75%), 9/16/30	EUR	1,825	1,982,962
Term Loan, 10.098%, (SOFR + 4.75%), 9/16/30		3,275	3,279,094
N-Able International Holdings II LLC, Term Loan, 8.40%, (SOFR + 2.75%), 7/19/28		1,627	1,629,913
Open Text Corp., Term Loan, 8.183%, (SOFR + 2.75%), 1/31/30		26,941	26,988,874
Polaris Newco LLC:
Term Loan, 7.955%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,140	9,609,770
Term Loan, 9.574%, (SOFR + 4.00%), 6/2/28		7,750	7,571,205
Project Alpha Intermediate Holding, Inc., Term Loan, 10.063%, (SOFR + 4.75%), 10/28/30		5,500	5,519,096
Proofpoint, Inc.:
Term Loan, 8.697%, (SOFR + 3.25%), 8/31/28		24,268	24,149,567
Term Loan - Second Lien, 11.697%, (SOFR + 6.25%), 8/31/29		2,070	2,087,467
Quartz AcquireCo LLC, Term Loan, 8.833%, (SOFR + 3.50%), 6/28/30		10,598	10,598,438
Quest Software U.S. Holdings, Inc., Term Loan, 9.713%, (SOFR + 4.25%), 2/1/29		25,146	19,921,241
RealPage, Inc., Term Loan, 8.447%, (SOFR + 3.00%), 4/24/28		10,953	10,730,513
Red Planet Borrower LLC, Term Loan, 9.183%, (SOFR + 3.75%), 10/2/28		11,484	11,204,160
Redstone Holdco 2 LP, Term Loan, 10.201%, (SOFR + 4.75%), 4/27/28		12,915	10,732,268
Sabre GLBL, Inc.:
Term Loan, 8.947%, (SOFR + 3.50%), 12/17/27		8,392	7,629,921
Term Loan, 8.947%, (SOFR + 3.50%), 12/17/27		5,357	4,870,210
Term Loan, 9.683%, (SOFR + 4.25%), 6/30/28		7,345	6,714,260

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.: (continued)
Term Loan, 10.433%, (SOFR + 5.00%), 6/30/28		1,000	$ 919,583
Skillsoft Corp., Term Loan, 10.696%, (SOFR + 5.25%), 7/14/28		14,875	13,945,066
SolarWinds Holdings, Inc., Term Loan, 8.586%, (SOFR + 3.25%), 2/5/27		28,230	28,300,888
Sophia LP, Term Loan, 8.933%, (SOFR + 3.50%), 10/7/27		32,777	32,769,220
SS&C Technologies, Inc.:
Term Loan, 7.683%, (SOFR + 2.25%), 3/22/29		2,388	2,390,759
Term Loan, 7.683%, (SOFR + 2.25%), 3/22/29		4,641	4,646,828
Turing Midco LLC, Term Loan, 7.947%, (SOFR + 2.50%), 3/24/28		722	724,061
Ultimate Software Group, Inc.:
Term Loan, 8.68%, (SOFR + 3.25%), 5/4/26		53,964	53,994,225
Term Loan, 9.163%, (SOFR + 3.75%), 5/4/26		780	780,843
Veritas U.S., Inc., Term Loan, 10.447%, (SOFR + 5.00%), 9/1/25		31,676	27,449,479
Vision Solutions, Inc.:
Term Loan, 9.586%, (SOFR + 4.00%), 4/24/28		39,157	38,667,171
Term Loan - Second Lien, 12.836%, (SOFR + 7.25%), 4/23/29		1,500	1,383,750
			$ 926,964,607
Specialty Retail — 2.6%
Belron Luxembourg SARL, Term Loan, 6.381%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	3,925	$ 4,258,342
Boels Topholding BV, Term Loan, 7.216%, (EURIBOR + 3.25%), 2/6/27(9)	EUR	7,586	8,226,028
Etraveli Holding AB, Term Loan, 8.925%, (3 mo. EURIBOR + 5.00%), 11/2/28	EUR	9,472	10,281,220
Great Outdoors Group LLC, Term Loan, 9.197%, (SOFR + 3.75%), 3/6/28		35,185	35,165,102
Harbor Freight Tools USA, Inc., Term Loan, 8.197%, (SOFR + 2.75%), 10/19/27		25,349	25,101,114
Hoya Midco LLC, Term Loan, 8.563%, (SOFR + 3.25%), 2/3/29		4,833	4,850,768
Les Schwab Tire Centers, Term Loan, 8.708%, (SOFR + 3.25%), 11/2/27		28,610	28,616,384
LIDS Holdings, Inc., Term Loan, 11.028%, (SOFR + 5.50%), 12/14/26		5,306	5,233,289
Mattress Firm, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 9/25/28		17,403	17,315,716
PetSmart, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 2/11/28		15,351	15,301,193
			$ 154,349,156
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors — 3.6%
Avolon TLB Borrower 1 (US) LLC, Term Loan, 7.337%, (SOFR + 2.00%), 6/22/28		41,162	$ 41,193,635
Core & Main LP, Term Loan, 7.974%, (SOFR + 2.50%), 7/27/28(9)		9,521	9,534,372
DXP Enterprises, Inc., Term Loan, 10.291%, (SOFR + 4.75%), 10/11/30		9,127	9,158,504
Foundation Building Materials Holding Co. LLC, Term Loan, 1/29/31(10)		16,675	16,615,937
Hillman Group, Inc., Term Loan, 8.197%, (SOFR + 2.75%), 7/14/28		1,075	1,073,966
Park River Holdings, Inc., Term Loan, 8.843%, (SOFR + 3.25%), 12/28/27		3,716	3,615,662
Patagonia Bidco Ltd., Term Loan, 10.437%, (SONIA + 5.25%), 11/1/28	GBP	20,050	23,344,858
PEARLS (Netherlands) Bidco BV, Term Loan, 7.412%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	6,000	6,453,583
Spin Holdco, Inc., Term Loan, 9.625%, (SOFR + 4.00%), 3/4/28		51,016	45,694,287
SRS Distribution, Inc.:
Term Loan, 8.683%, (SOFR + 3.25%), 6/2/28		5,341	5,312,960
Term Loan, 8.947%, (SOFR + 3.50%), 6/2/28		16,252	16,193,348
White Cap Buyer LLC, Term Loan, 9.083%, (SOFR + 3.75%), 10/19/27		16,307	16,315,744
Windsor Holdings III LLC, Term Loan, 9.848%, (SOFR + 4.50%), 8/1/30		15,490	15,527,907
			$ 210,034,763
Wireless Telecommunication Services — 0.6%
CCI Buyer, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 12/17/27		9,846	$ 9,833,841
Digicel International Finance Ltd., Term Loan, 10.469%, (SOFR + 5.15%), 5/25/27		18,868	18,035,125
SBA Senior Finance II LLC, Term Loan, 7.34%, (SOFR + 2.00%), 1/25/31		9,800	9,788,426
			$ 37,657,392
Total Senior Floating-Rate Loans (identified cost $6,576,373,780)			$ 6,373,325,237

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(13)	178,826,742	$ 178,826,742
Total Short-Term Investments (identified cost $178,826,742)		$ 178,826,742
Total Investments — 129.3% (identified cost $7,894,661,953)		$ 7,599,041,027
Less Unfunded Loan Commitments — (0.2)%		$ (10,209,831)
Net Investments — 129.1% (identified cost $7,884,452,122)		$ 7,588,831,196
Other Assets, Less Liabilities — (29.1)%		$(1,711,928,673)
Net Assets — 100.0%		$ 5,876,902,523
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $939,426,993 or 16.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.
(7)	When-issued security.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	The stated interest rate represents the weighted average interest rate at January 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	This Senior Loan will settle after January 31, 2024, at which time the interest rate will be determined.
(11)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2024 the total value of unfunded loan commitment is $7,617,406.
(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	328,910,875	EUR	297,407,318	Standard Chartered Bank	2/2/24	$ 7,502,725	$ —
EUR	2,000,000	USD	2,218,787	Standard Chartered Bank	2/29/24	—	(54,956)
USD	2,194,673	EUR	2,000,000	Australia and New Zealand Banking Group Limited	2/29/24	30,842	—
USD	37,960,720	EUR	34,400,000	Bank of America, N.A.	2/29/24	742,825	—
USD	37,748,307	EUR	34,209,036	Bank of America, N.A.	2/29/24	737,018	—
USD	37,344,835	EUR	33,870,000	Bank of America, N.A.	2/29/24	700,355	—
USD	3,728,550	EUR	3,380,912	Bank of America, N.A.	2/29/24	70,689	—
USD	37,958,811	EUR	34,400,000	HSBC Bank USA, N.A.	2/29/24	740,916	—

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	39,008,714	EUR	35,350,000	Standard Chartered Bank	2/29/24	$ 762,999	$ —
USD	27,501,463	GBP	21,717,328	Bank of America, N.A.	2/29/24	—	(26,769)
USD	640,275	GBP	505,256	Standard Chartered Bank	2/29/24	—	(172)
USD	753,797	GBP	595,230	Standard Chartered Bank	2/29/24	—	(699)
USD	1,329,741	GBP	1,048,540	State Street Bank and Trust Company	2/29/24	644	—
USD	323,472,895	EUR	297,407,318	Standard Chartered Bank	3/4/24	1,649,564	—
USD	42,368,953	EUR	37,998,277	Goldman Sachs International	3/28/24	1,208,340	—
USD	42,922,541	EUR	38,500,000	State Street Bank and Trust Company	3/28/24	1,218,451	—
USD	42,374,750	EUR	38,000,000	State Street Bank and Trust Company	3/28/24	1,212,271	—
USD	42,937,800	EUR	38,522,000	State Street Bank and Trust Company	3/28/24	1,209,878	—
						$17,787,517	$(82,596)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
Affiliated Investments
At January 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $178,826,742, which represents 3.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$83,572,578	$549,960,744	$(454,706,580)	$ —	$ —	$178,826,742	$1,228,214	178,826,742
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

Senior Debt Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 303,083,909	$ —	$ 303,083,909
Common Stocks	708,276	57,193,087	807,633	58,708,996
Corporate Bonds	—	668,983,503	—	668,983,503
Exchange-Traded Funds	16,112,640	—	—	16,112,640
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,345,689,083	17,426,323	6,363,115,406
Short-Term Investments	178,826,742	—	—	178,826,742
Total Investments	$195,647,658	$7,374,949,582	$18,233,956	$7,588,831,196
Forward Foreign Currency Exchange Contracts	$ —	$ 17,787,517	$ —	$ 17,787,517
Total	$195,647,658	$7,392,737,099	$18,233,956	$7,606,618,713
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (82,596)	$ —	$ (82,596)
Total	$ —	$ (82,596)	$ —	$ (82,596)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2024 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.